Supplementary Balance Sheet Information - Schedule of Property Plant And Equipment Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 16,832	$ 20,058
Less: Accumulated depreciation	(14,751)	(18,503)
Total property and equipment, net	2,081	1,555
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,525	13,108
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,833	4,984
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	175	346
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,268	1,594
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 31	$ 26